Income Taxes (Details) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Federal
Current	$ 0	$ 0
Deferred	(1,031,000)	(177,000)
State and local
Current	0	0
Deferred	(182,000)	(26,000)
Current Income Tax Expense (Benefit)	(1,213,000)	(203,000)
Change in valuation allowance	1,213,000	203,000
Income tax provision (benefit)	$ 0	$ 0